LONG TERM INCENTIVE PLANS ("LTIP")	12 Months Ended
Dec. 31, 2017
Disclosure of share-based payment arrangements [Abstract]
LONG TERM INCENTIVE PLANS (LTIP)

13.	LONG TERM INCENTIVE PLANS ("LTIP")
Pengrowth’s Long Term Incentive Plan ("LTIP"), as described below, is used to grant awards of share based compensation.
(i) SHARE-SETTLED LTIP
Pengrowth’s share-settled LTIP has the following components:
(a) Performance Share Units ("PSUs")
PSUs entitle the holder to a number of common shares to be issued in the third year after grant. Prior to 2016, PSUs were awarded to employees, officers and consultants. Commencing in 2016, PSUs are only awarded to individuals in senior leadership roles whose responsibilities are thought to have a more direct impact on the share price. PSUs are subject to a performance factor ranging from 0 percent to 200 percent of the number of PSUs granted plus the amount of reinvested notional dividends, if applicable.
(b) Restricted Share Units ("RSUs")
RSUs entitle the holder to a number of common shares plus reinvested notional dividends, if applicable, to be issued at vesting in three even tranches in the three years following grant. Prior to 2016, RSUs were awarded to employees, officers and consultants. Commencing in 2016, RSUs are only awarded to individuals in mid-level leadership roles. The RSUs generally vest on the first, second and third anniversary date from the date of grant.
(c) Deferred Share Units ("DSUs")
As of 2014, there were no new grants of the share-settled DSUs as independent members of the Board of Directors receive cash-settled Phantom DSUs instead. Prior to 2014, DSUs were issued to the independent members of the Board of Directors only. Each DSU entitled the holder to one common share plus reinvested notional dividends, if applicable, since the grant date of the DSU. The DSUs vest upon grant but can only be converted to common shares upon the holder ceasing to be a Director of Pengrowth. The number of common shares ultimately issued will be equal to the number of DSUs initially granted to the holder plus the amount of reinvested notional dividends, if applicable, accruing during the term of the DSUs.
The following table provides a continuity of the share-settled LTIP:

(number of share units - 000's)	PSUs	RSUs	DSUs
Outstanding, December 31, 2015	4,640	5,341	302
Granted	3,049	6,553	—
Forfeited	(460)	(737)	—
Exercised	(1,695)	(2,721)	(104)
Performance adjustment	704	—	—
Outstanding, December 31, 2016	6,238	8,436	198
Granted	2,124	4,578	—
Forfeited	(486)	(2,195)	—
Exercised	(1,104)	(3,436)	—
Performance adjustment	(1,738)	—	—
Outstanding, December 31, 2017	5,034	7,383	198

Pengrowth's Board may determine, in its sole discretion, that any shares issuable pursuant to new grants could be paid in cash equal to the fair market value of the shares otherwise issuable.
A rolling and reloading plan with a maximum of 3.2 percent of the issued and outstanding common shares may be reserved for issuance under all share-settled compensation plans in the aggregate, as approved by shareholders. As at December 31, 2017, the number of shares issuable under the share-settled compensation plans, in aggregate, represents 2.3 percent of the issued and outstanding common shares, which is within the limit.
Compensation expense related to PSU, RSU, and DSU share-settled plans is based on the fair value of the share units at the date of grant. The fair value of the PSUs is determined at the date of grant using the closing share price and is adjusted for the estimated performance multiplier. The amount of compensation expense is impacted by an estimated forfeiture rate at the date of grant and as more information comes available. For PSU and RSU grants in 2015, 2016 and 2017, the estimated forfeiture rates range from 25 to 55 percent depending on the vesting period. There was no forfeiture rate applied for DSUs as they vested immediately upon grant. For PSUs, the number of shares awarded at the end of the vesting period is subject to certain performance conditions. Fluctuations in compensation expense may occur due to changes in estimating the outcome of the performance conditions. Compensation expense is recognized in net income (loss) over the vesting period with a corresponding increase or decrease to contributed surplus. Upon the issuance of common shares at the end of the vesting period, shareholders’ capital is increased and contributed surplus is decreased by the amount of compensation expense incurred during the vesting period. The shares are issued from treasury upon vesting.
For the year ended December 31, 2017, Pengrowth recorded $5.0 million of compensation expense related to the share-settled LTIP units (December 31, 2016 - $13.7 million). The weighted average grant date fair value was $1.40 per share unit for the 2017 grants (December 31, 2016 - $1.02 per share unit for the 2016 grants). As at December 31, 2017, the amount of compensation expense to be recognized over the remaining vesting period was $5.4 million or $0.51 per share unit (December 31, 2016 - $9.8 million or $0.78 per share unit) subject to the determination of the performance multiplier, if applicable. The unrecognized compensation cost will be expensed to net income (loss) over the remaining weighted average vesting period of 1.3 years.
(ii) PREVIOUS LTIP
Prior to January 1, 2011, Pengrowth had a Deferred Entitlement Share Unit ("DESU") Plan that was used while Pengrowth was a trust and is being phased out. As at December 31, 2017, all of the grants were fully vested and the total outstanding balance was composed of grants made prior to January 1, 2011 to the independent members of the Board of Directors. DESUs are not exercisable by the independent Directors and do not expire until they cease to be Directors for any reason. As at December 31, 2017, 163,867 common shares (December 31, 2016 - 163,867 common shares) were reserved for issuance under the Deferred Entitlement Share Unit ("DESU") Plan. The DESUs are entitled to deemed dividends, if applicable.
(iii) CASH-SETTLED LTIP
(a) Cash-Settled Restricted Share Units ("Cash-Settled RSUs")
Commencing in 2016, certain employees receive cash-settled RSUs in place of previously received share-settled long term incentives. Each cash-settled RSU entitles the holder to a cash payment equivalent to the value of a number of common shares (including the reinvestment of deemed dividends, if applicable) which vest in three even tranches in the three years following grant. Compensation expense associated with the cash-settled RSUs is determined based on the fair value of the share units at the grant date and is subsequently adjusted to reflect the fair value of the share units at each period end. This valuation incorporates the period end share price and the number of cash-settled RSUs outstanding at each period end. The amount of compensation expense is impacted by an estimated forfeiture rate at the date of grant and as more information comes available. For the cash-settled RSU grants in 2016 and 2017, the estimated forfeiture rates range from 50 to 80 percent depending on the vesting period. During the year ended December 31, 2017, compensation reduction of $0.2 million (December 31, 2016 - $3.6 million expense) was recognized in the Consolidated Statements of Income (Loss) with a corresponding increase or decrease in liabilities. As at December 31, 2017, $1.5 million (December 31, 2016 - $3.6 million) of total liability was recorded in the Consolidated Balance Sheets. Classification of the associated short term and long term liabilities is dependent on the expected payout dates.
(b) Cash-Settled Phantom Deferred Share Units ("Phantom DSUs")
Independent members of the Board of Directors receive cash-settled Phantom DSUs. Each Phantom DSU entitles the holder to a cash payment equivalent to the value of a number of common shares (including deemed dividends, if applicable) to be paid upon the individual ceasing to be a Director for any reason, subject to the right to defer payment until up to December 31 of the year following their departure from the Board. Compensation expense associated with the Phantom DSUs is determined based on the fair value of the Phantom DSUs at the grant date and is subsequently adjusted to reflect the fair value of the associated common shares at each period end. This valuation incorporates the period end share price and the number of Phantom DSUs outstanding at each period end including notional dividends, if applicable. Compensation expense is recognized in net income (loss) with a corresponding increase or decrease in liabilities. Classification of the associated short term and long term liabilities is dependent on the expected payout dates.
As at December 31, 2017, Phantom DSUs awarded to Directors had a corresponding liability of $1.4 million (December 31, 2016 - $2.6 million). For the year ended December 31, 2017, Pengrowth recorded a $0.6 million compensation reduction (December 31, 2016 - $2.3 million expense) related to Phantom DSUs.
The following table provides a continuity of the cash-settled LTIP:

(number of share units - 000's)	Cash-settled RSUs	Phantom DSUs
Outstanding, December 31, 2015	—	397
Granted	4,559	1,024
Forfeited	(330)	—
Exercised	—	(75)
Outstanding, December 31, 2016	4,229	1,346
Granted	3,163	492
Forfeited	(3,148)	—
Exercised	(1,341)	(462)
Outstanding, December 31, 2017	2,903	1,376

TOTAL SHARE BASED COMPENSATION EXPENSE
Total share based compensation expenses are included in both general and administrative and operating expenses on the Consolidated Statements of Income (Loss) and are composed of the following:

	Year ended December 31
	2017	2016
Non-cash share based compensation	$5.0	$13.7
Amounts capitalized in the period	(0.1)	(0.5)
Non-cash share based compensation expense	$4.9	$13.2
Cash-settled RSUs (reduction) expense	$(0.2)	$3.6
Cash-settled Phantom DSUs (reduction) expense	$(0.6)	$2.3
Total share based compensation expense	$4.1	$19.1